Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Compensation Table

	Summary Compensation Table Total for CEO($)	Compensation Actually Paid to CEO($) (1) (5)	Avg. Summary Compensation Table Total for Non-CEO NEOs($)	Avg. Compensation Actually Paid to Non-CEO NEOs($) (2) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Economic Value Added (EVA) (in millions) ($) (4)
Year					Total Shareholder Return($)	Peer Group Total Shareholder Return($) (3)
2023	11,971,486	22,752,624	6,042,710	11,730,506	211.07	146.45	479	18
2022	12,242,342	17,700,713	5,431,437	7,237,933	152.53	131.89	2,247	1,545
2021	10,401,409	14,034,003	4,029,808	5,271,240	142.78	148.63	2,015	1,594
2020	10,927,683	13,992,911	4,405,384	5,541,162	118.48	118.05	330	(329)

(1)
The table below details the adjustments made to the 2023 summary compensation table totals for the CEO, Mr. Albert Chao to arrive at the “compensation actually paid to the CEO” for 2023. Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date (ranging from 122.65 to $140.24 for the measurement dates used to calculate compensation actually paid for 2023), risk-free interest rate (ranging from 3.94% to 4.94% for the measurement dates used to calculate compensation actually paid for 2023), expected life (ranging from 0.68 to 3.81 years for the measurement dates used to calculate compensation actually paid for 2023), expected volatility of the price of our Common Stock (ranging from 42.3% to 44% for the measurement dates used to calculate compensation actually paid for 2023), and expected dividend yield (ranging from 1.1% to 1.2% for the measurement dates used to calculate compensation actually paid for 2023). Restricted stock unit fair values are calculated at each measurement date based on the closing stock price of our Common Stock as of the measurement date (ranging from $47.74 to $59.49 for the measurement dates used to calculate compensation actually paid for 2023). Performance stock unit fair values are calculated using a Monte Carlo simulation model, consistent with the approach used to value the awards at the grant date. Performance stock unit fair values as of each measurement date were determined using updated assumptions (risk-free interest rate (ranging from 4.23% to 4.79% for the measurement dates used to calculate compensation actually paid for 2023), volatility of the price of our Common Stock (34% for the measurement dates used to calculate compensation actually paid for 2023), the closing price of our Common Stock on the measurement date ($139.96 for the measurement dates used to calculate compensation actually paid for 2023), volatilities of the prices of the stocks of the peer group companies, and the correlations of returns of our Common Stock and the stocks of the peer group companies to simulate total shareholder returns and their resulting impact on the payout percentages).

Adjustments to Determine Compensation Actually Paid for CEO	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(4,819,447)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(2,030,507)
Increase for fair value of awards granted during year that remain unvested as of year-end	8,017,221
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	6,594,832
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	3,019,039
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	10,781,138

(2)
The individuals that were
non-CEO
NEOs are: Messrs. James Chao, Bender, Ederington and Kearns for 2020; Messrs. James Chao, Bender, Buesinger and Kearns for 2021; Messrs. James Chao, Bender, Ederington and Kearns for 2022; and Messrs. James Chao, Bender, Buesinger and Ederington for 2023. The average summary compensation table totals for
Non-CEO
NEOs are adjusted to arrive at the average compensation actually paid to the
Non-CEO
NEOs each year using the same methodology as described for the CEO and as indicated in the table below for 2023. Stock option fair values, restricted stock unit fair values, and performance stock unit fair values are calculated using the same methodology as described for the CEO.

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,576,079)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(687,480)
Increase for fair value of awards granted during year that remain unvested as of year-end	4,402,867
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	3,470,786
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	1,077,703
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	5,687,797

(3)
Peer group is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”). In prior years, the Company’s selected peer group was the Chicago Board Options Exchange S&P Chemicals Index, or CEX, which was discontinued on September 13, 2023. As a result, the Company has replaced CEX with S&P 500 Chemicals for purposes of the Pay-Versus-Performance Compensation Table and the graph below. The companies included in S&P 500 Chemicals and CEX were generally the same at each measurement date. Accordingly, the cumulative total returns for S&P 500 Chemicals and CEX were highly correlated through September 13, 2023, the date that CEX was discontinued, although the cumulative total return of S&P 500 Chemicals was marginally higher at each measurement date.

(4)
Economic Value Added (“EVA”) generated by the Company, is the net operating profit of the Company after taxes in relation to capital employed by the Company using the Weighted Average Cost of Capital, adjusted as appropriate to reflect nonoperating impacts including, but not limited to, certain amortization expenses, impairment and restructuring costs, acquisition-related integration and transaction costs, non-controlling
interests, and other items as deemed appropriate by the Committee.

(5)	Compensation Actually Paid for the years 2021 and 2022 have been revised to correct an error in the calculation of the fair value of option awards.

Company Selected Measure Name	Economic Value Added (“EVA”)
Named Executive Officers, Footnote	The individuals that were
non-CEO
	NEOs are: Messrs. James Chao, Bender, Ederington and Kearns for 2020; Messrs. James Chao, Bender, Buesinger and Kearns for 2021; Messrs. James Chao, Bender, Ederington and Kearns for 2022; and Messrs. James Chao, Bender, Buesinger and Ederington for 2023.
Peer Group Issuers, Footnote	Peer group is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”). In prior years, the Company’s selected peer group was the Chicago Board Options Exchange S&P Chemicals Index, or CEX, which was discontinued on September 13, 2023. As a result, the Company has replaced CEX with S&P 500 Chemicals for purposes of the Pay-Versus-Performance Compensation Table and the graph below. The companies included in S&P 500 Chemicals and CEX were generally the same at each measurement date. Accordingly, the cumulative total returns for S&P 500 Chemicals and CEX were highly correlated through September 13, 2023, the date that CEX was discontinued, although the cumulative total return of S&P 500 Chemicals was marginally higher at each measurement date.
PEO Total Compensation Amount	$ 11,971,486	$ 12,242,342	$ 10,401,409	$ 10,927,683
PEO Actually Paid Compensation Amount	$ 22,752,624	17,700,713	14,034,003	13,992,911
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for CEO	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(4,819,447)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(2,030,507)
Increase for fair value of awards granted during year that remain unvested as of year-end	8,017,221
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	6,594,832
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	3,019,039
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	10,781,138

Non-PEO NEO Average Total Compensation Amount	$ 6,042,710	5,431,437	4,029,808	4,405,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,730,506	7,237,933	5,271,240	5,541,162
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,576,079)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(687,480)
Increase for fair value of awards granted during year that remain unvested as of year-end	4,402,867
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	3,470,786
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	1,077,703
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	5,687,797

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The table below contains an unranked list of the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s fiscal year 2023 performance.
Key Performance Measures
Economic Value Added (“EVA”)
Total Shareholder Return (“TSR”)
Return on Capital Employed (“ROCE”)
Relative TSR

Total Shareholder Return Amount	$ 211.07	152.53	142.78	118.48
Peer Group Total Shareholder Return Amount	146.45	131.89	148.63	118.05
Net Income (Loss)	$ 479,000,000	$ 2,247,000,000	$ 2,015,000,000	$ 330,000,000
Company Selected Measure Amount	18,000,000	1,545,000,000	1,594,000,000	(329,000,000)
PEO Name	Mr. Albert Chao
Stock Option Fair Values Measurement Date Minimum	$ 122.65
Stock Option Fair Values Measurement Date Maximum	$ 140.24
Stock Option Fair Values Risk Free Interest Rate Minimum	3.94%
Stock Option Fair Values Risk Free Interest Rate Maximum	4.94%
Stock Option Fair Values Of Expected Life Minimum	8 months 4 days
Stock Option Fair Values Of Expected Life Maximum	3 years 9 months 21 days
Stock Option Fair Values Of Expected Dividend Yield Minimum	1.10%
Stock Option Fair Values Of Expected Dividend Yield Maximum	1.20%
Stock Option Fair Values Of Expected Volatility Of The Price Minimum	42.30%
Stock Option Fair Values Of Expected Volatility Of The Price Maximum	44.00%
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Minimum	$ 47.74
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Maximum	$ 59.49
Performance Stock Unit Fair Values Of RiskFree Interest Rate Minimum	4.23%
Performance Stock Unit Fair Values Of RiskFree Interest Rate Maximum	4.79%
Performance Stock Unit Fair Values Of Volatility Of Common Stock	34.00%
Performance Stock Unit Fair Values Of Closing Price	$ 139.96
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Value Added (“EVA”)
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (“ROCE”)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,819,447)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,030,507)
PEO | Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,017,221
PEO | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,594,832
PEO | Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,019,039
PEO | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,781,138
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,576,079)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,480)
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,402,867
Non-PEO NEO | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,470,786
Non-PEO NEO | Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,077,703
Non-PEO NEO | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,687,797